UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

 Morgan Lewis & Bockius LLP

 1111 Pennsylvania Avenue NW

 Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: November 30, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

FLAG-Forensic Accounting Long-Short ETF

Annual Report

November 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

FLAG-Forensic Accounting Long-Short ETF

Table of Contents

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-Q or Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund’s securities, as well as information relating to how the Fund voted proxies relating to Fund’s securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at https://www.sec.gov.

FLAG-Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2019 (Unaudited)

Dear FLAG Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the FLAG-Forensic Accounting Long - Short ETF (“FLAG” or the “Fund”). The following information pertains to the fiscal period of December 1, 2018 through November 30, 2019. The Fund seeks to track the total return performance, before fees and expenses, of the FLAGLSX-Forensic Accounting Long-Short Index (the “Index”). The Index seeks to enhance investors’ U.S. large cap exposures by offering a long/short portfolio with full participation in the U.S. market beta while providing additional alpha potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis.

The Fund had negative performance during the fiscal period ending on November 30, 2019. The market price for FLAG decreased 3.27% and the NAV decreased 3.12%, while the S&P 500 Index, a broad market index, gained 16.11% over the same period. The Fund’s Index returned negative 1.84%.

Xerox Holdings Corporation contributed the most positive performance to the Fund, while PG&E Corporation was the largest detractor from overall performance.

The Fund began trading on January 31, 2013, with outstanding shares of 200,000 as of November 30, 2019.

We appreciate your investment in FLAG.

Sincerely,
J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

FLAG-Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2019 (Unaudited) (Continued)

FLAGLSX-Forensic Accounting Long-Short Index seeks to enhance U.S. large cap exposure by offering a long/short portfolio comprised from a universe of the 1,000 largest U.S. stocks by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis.

Alpha is a measure of performance on a risk-adjusted basis. Alpha takes the volatility (price risk) of a mutual fund and compares its risk adjusted performance to a benchmark index. The excess return of the fund relative to the return of the benchmark index is a fund’s alpha.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model (CAPM), which calculates the expected return of an asset based on its beta and expected market returns.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
FLAG-Forensic Accounting Long-Short ETF	-3.12%	-3.27%	3.12%	2.99%	9.39%	9.33%
Hybrid Del Vecchio Earnings Quality Index®/FLAGLSX-Forensic Accounting Long-Short Index**	-1.84%	-1.84%	4.78%	4.78%	10.96%	10.96%
FLAGLSX-Forensic Accounting Long-Short Index	-1.84%	-1.84%	4.78%	4.78%	N/A	N/A
S&P 500 Index	16.11%	16.11%	14.88%	14.88%	13.73%	13.73%

* Fund commenced operations on January 30, 2013.

** Reflects performance of the Del Vecchio Earnings Quality Index® through August 7, 2015 and the FLAGLSX-Forensic Accounting Long-Short Index thereafter. The inception of the FLAGLSX-Forensic Accounting Long-Short Index was on July 31, 2015. Effective August 7, 2015, the Fund changed its index from the Del Vecchio Earnings Quality Index® to the FLAGLSX-Forensic Accounting Long-Short Index (“New Index”). This change was effected due to the change in the Fund’s investment objective to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the New Index.

FLAG-Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2019 (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.flagetf.com or call 1-855-545-FLAG for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown here.

There are no assurances that the Fund or index will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance on page 2.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2019

Description	Shares	Fair Value
COMMON STOCK — 132.0%
Communication Services — 9.0%
AT&T	2,025	$75,695
CenturyLink(A)	6,034	87,433
Cinemark Holdings(A)	1,956	66,250
Fox	1,062	37,977
John Wiley & Sons, Cl A(A)	1,724	81,476
News, Cl A(A)	5,434	69,990
Omnicom Group(A)	955	75,903
Sinclair Broadcast Group, Cl A(A)	1,778	61,928
Telephone & Data Systems(A)	2,952	69,992
Verizon Communications	1,252	75,420
		702,064
Consumer Discretionary — 16.7%
American Eagle Outfitters(A)	3,675	55,015
BorgWarner(A)	2,070	87,043
Foot Locker(A)	1,778	71,209
Ford Motor(A)	8,281	75,026
Gap	1,952	32,422
General Motors(A)	1,940	69,840
Goodyear Tire & Rubber(A)	5,339	85,371
Harley-Davidson(A)	1,743	63,410
Kohl’s(A)	1,540	72,395
Lear(A)	643	77,359
Macy’s(A)	4,963	76,033
Newell Brands(A)	4,134	79,456
Nordstrom(A)	2,351	89,738
PulteGroup(A)	2,093	82,987
Qurate Retail(A) *	4,810	45,503
Ralph Lauren, Cl A(A)	650	69,771
Target(A)	713	89,132
Thor Industries(A)	1,246	79,458
		1,301,168
Consumer Staples — 8.6%
Bunge	1,338	71,422
Darling Ingredients(A) *	3,790	90,202
Ingredion(A)	942	78,346
Kraft Heinz(A)	2,702	82,411
Kroger(A)	2,937	80,298
Molson Coors Brewing, Cl B(A)	1,326	66,936
Pilgrim’s Pride(A) *	1,482	46,683
Description	Shares	Fair Value
Consumer Staples — (Continued)
TreeHouse Foods(A) *	1,374	$67,175
Walgreens Boots Alliance(A)	1,400	83,440
		666,913
Energy — 6.3%
Apache	2,995	66,729
ConocoPhillips(A)	302	18,102
CVR Energy(A)	1,698	73,676
Devon Energy(A)	3,101	67,881
EQT(A)	5,292	46,199
Helmerich & Payne(A)	1,842	72,814
HollyFrontier(A)	1,415	72,943
Occidental Petroleum	1,669	64,374
PBF Energy, Cl A(A)	114	3,568
		486,286
Financials — 14.5%
Affiliated Managers Group(A)	912	77,857
Allstate(A)	701	78,056
CIT Group(A)	1,501	68,325
Fidelity National Financial(A)	1,689	80,447
First American Financial(A)	1,275	81,116
Franklin Resources(A)	2,189	60,176
Hanover Insurance Group(A)	560	76,121
Lazard, Cl A(A)(B)	2,183	84,351
Legg Mason(A)	1,969	76,949
Mercury General(A)	1,363	66,760
MetLife(A)	1,555	77,610
Prudential Financial(A)	762	71,338
Santander Consumer USA Holdings(A)	2,925	68,884
Synchrony Financial(A)	2,210	82,676
Unum Group(A)	2,582	79,371
		1,130,037
Health Care — 17.1%
AbbVie(A)	1,023	89,748
Acadia Healthcare(A) *	2,278	73,261
AmerisourceBergen, Cl A(A)	922	81,053
Amgen(A)	388	91,071
Biogen(A) *	328	98,338
Bristol-Myers Squibb(A)	1,515	86,264
Cardinal Health(A)	1,601	88,103
DaVita(A) *	1,352	97,033
Encompass Health(A)	1,219	86,196
Gilead Sciences(A)	1,195	80,352
Henry Schein(A) *	1,090	75,101
Johnson & Johnson(A)	544	74,795
McKesson(A)	544	78,684
Merck(A)	135	11,769
Pfizer(A)	1,770	68,180
Quest Diagnostics(A)	711	75,757
Universal Health Services, Cl B(A)	517	72,116
		1,327,821

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2019 (Continued)

Description	Shares	Fair Value
Industrials — 15.2%
AGCO(A)	975	$76,177
Alaska Air Group(A)	1,173	80,949
Cummins(A)	450	82,287
Delta Air Lines(A)	1,288	73,815
Fluor(A)	4,138	72,167
JetBlue Airways(A) *	4,468	86,098
Knight-Swift Transportation Holdings, Cl A(A)	2,076	76,791
Macquarie Infrastructure(A)	1,950	81,803
ManpowerGroup(A)	901	83,469
MasTec *	1,162	77,087
Robert Half International(A)	1,173	68,268
Ryder System(A)	1,465	76,898
Southwest Airlines(A)	1,387	79,947
United Airlines Holdings(A) *	856	79,437
XPO Logistics(A) *	1,070	88,478
		1,183,671
Information Technology — 28.8%
Alliance Data Systems(A)	143	15,288
Amdocs(A)	1,138	78,863
Apple(A)	345	92,201
Arrow Electronics *	1,016	80,914
Avnet(A)	1,719	69,877
Cirrus Logic *	1,397	100,165
Dell Technologies, Cl C *	1,451	70,359
DXC Technology(A)	2,556	95,416
Hewlett Packard Enterprise(A)	5,174	81,904
HP(A)	4,109	82,509
Intel(A)	1,413	82,025
International Business Machines(A)	528	70,990
Jabil(A)	2,141	83,157
Juniper Networks(A)	2,766	69,316
Lam Research(A)	312	83,251
Leidos Holdings(A)	869	78,940
LogMeIn(A)	1,070	83,439
Micron Technology(A) *	1,558	74,020
NetApp	1,410	85,432
ON Semiconductor(A) *	3,714	79,739
Perspecta(A)	2,866	79,044
Qorvo(A) *	1,008	105,044
Sabre(A)	3,318	74,423
Tech Data(A) *	725	105,045
Texas Instruments(A)	591	71,044
Western Digital(A)	1,225	61,654
Western Union(A)	3,374	90,693
Xerox Holdings(A)	2,490	96,936
		2,241,688
Materials — 6.1%
Alcoa *	3,606	73,382
DuPont de Nemours	1,079	69,930
Huntsman(A)	3,290	74,420
International Paper(A)	327	15,153
Description	Shares	Fair Value
Materials — (Continued)
Nucor(A)	1,408	$79,355
Olin(A)	4,072	71,341
Steel Dynamics	2,600	87,698
		471,279
Real Estate — 5.7%
Apple Hospitality REIT‡(A)	4,618	75,088
Host Hotels & Resorts‡(A)	4,478	78,320
Park Hotels & Resorts‡	3,052	72,180
RLJ Lodging Trust‡(A)	4,398	75,162
Service Properties Trust‡(A)	2,927	68,170
Sunstone Hotel Investors‡(A)	5,538	77,532
		446,452
Utilities — 4.0%
Exelon(A)	1,539	68,332
NRG Energy(A)	1,917	76,162
PG&E(A) *	3,557	26,535
Portland General Electric(A)	1,333	73,995
UGI	1,492	64,977
		310,001

Total Common Stock
(Cost $10,314,038)		10,267,380

Total Investments – 132.0%
(Cost $10,314,038)		$10,267,380

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (32.4)%

Communication Services — (1.1)%
Netflix*	(151)	(47,514)
Pinterest, Cl A*	(2,073)	(40,382)
		(87,896)
Consumer Discretionary — (6.2)%
Carvana, Cl A*	(830)	(79,116)
Chegg*	(1,634)	(63,350)
Churchill Downs	(463)	(60,195)
Five Below*	(443)	(54,803)
GrubHub*	(742)	(31,995)
Marriott Vacations Worldwide	(550)	(67,562)
Roku, Cl A*	(550)	(88,204)
Shake Shack, Cl A*	(582)	(36,072)
		(481,297)
Energy — (0.7)%
Cheniere Energy*	(901)	(54,547)

Financials — (2.2)%
CME Group, Cl A	(263)	(53,318)
KKR	(1,932)	(56,975)
LendingTree*	(178)	(64,174)
		(174,467)

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2019 (Concluded)

Description	Shares	Fair Value
Health Care — (6.2)%
ACADIA Pharmaceuticals*	(1,515)	$(68,614)
Allakos*	(718)	(68,210)
Exact Sciences*	(583)	(47,229)
Global Blood Therapeutics*	(1,106)	(73,549)
Guardant Health*	(895)	(69,515)
Mirati Therapeutics*	(36)	(3,628)
Sarepta Therapeutics*	(779)	(87,629)
Tandem Diabetes Care*	(930)	(64,198)
		(482,572)
Industrials — (3.5)%
Axon Enterprise*	(962)	(70,996)
CoStar Group*	(96)	(58,834)
HEICO	(243)	(31,563)
Mercury Systems*	(685)	(50,176)
TransDigm Group	(106)	(60,113)
		(271,682)
Information Technology — (8.4)%
Advanced Micro Devices*	(1,890)	(73,993)
Alteryx, Cl A*	(511)	(58,014)
Avalara*	(93)	(7,257)
Guidewire Software*	(542)	(66,032)
Paylocity Holding*	(578)	(70,701)
Q2 Holdings*	(698)	(58,932)
RingCentral, Cl A*	(447)	(77,094)
Square, Cl A*	(764)	(52,808)
Trade Desk, Cl A*	(292)	(76,895)
Twilio, Cl A*	(511)	(52,776)
Zendesk*	(766)	(60,514)
		(655,016)
Materials — (1.8)%
FMC	(119)	(11,657)
Ingevity*	(679)	(61,321)
International Flavors & Fragrances	(474)	(66,943)
		(139,921)
Real Estate — (2.3)%
Rexford Industrial Realty‡	(1,276)	(61,069)
Terreno Realty‡	(1,103)	(63,665)
WP Carey‡	(619)	(51,637)
		(176,371)

Total Common Stock
(Proceeds $2,172,884)		(2,523,769)

Total Securities Sold Short – (32.4)%
(Proceeds $2,172,884)		$(2,523,769)

Percentages are based on Net Assets of $7,781,165.

*         Non-income producing security.

‡        Real Estate Investment Trust

(A)         Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate value of the collateral at November 30, 2019 was $7,394,897.

(B)         Securities considered Master Limited Partnerships. At November 30, 2019, these securities amounted to $84,351 or 1.1% of Net Assets.

Cl — Class

As of November 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ending November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Assets and Liabilities

November 30, 2019

Assets:
Investments, at Fair Value	$10,267,380
Cash and Cash Equivalents	18,704
Dividends Receivable	23,687
Deposit at Broker for Short Securities	3,813
Total Assets	10,313,584

Liabilities:
Securities Sold Short, at Fair Value	2,523,769
Stock Loan Fees Payable	3,119
Advisory Fees Payable	5,531
Total Liabilities	2,532,419

Net Assets	$7,781,165

Net Assets Consist of:
Paid-in Capital	$11,837,253
Total Distributable Loss	(4,056,088)
Net Assets	$7,781,165

Investments, at Cost	$10,314,038
Securities Sold Short, Proceeds	2,172,884
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	200,000
Net Asset Value, Offering and Redemption Price Per Share	$38.91

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Operations

For the year ended November 30, 2019

Investment Income:
Dividend Income	$356,994
Interest Income	331
Total Investment Income	357,325

Expenses:
Advisory Fees	86,710
Stock Loan Fees	46,969
Dividend Expense	13,187
Total Expenses	146,866

Net Investment Income	210,459

Net Realized Gain (Loss) on:
Investments(1)	(43,276)
Securities Sold Short	21,539
Net Change in Unrealized Appreciation (Depreciation):
Investments	(17,816)
Securities Sold Short	(792,526)
Net Realized and Unrealized Loss on Investments and Securities Sold Short	(832,079)

Net Decrease in Net Assets Resulting from Operations	$(621,620)

(1)       Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statements of Changes in Net Assets

	Year ended November 30, 2019	Year ended November 30, 2018
Operations:
Net Investment Income	$210,459	$233,264
Net Realized Gain (Loss) on Investments and Securities Sold Short(1)	(21,737)	808,291
Net Change in Unrealized Depreciation on Investments and Securities Sold Short	(810,342)	(856,361)
Net Increase (Decrease) in Net Assets Resulting from Operations	(621,620)	185,194
Distributions	(214,139)	(237,420)
Capital Share Transactions:
Issued	—	12,694,236
Redeemed	(5,737,715)	(16,858,704)
Decrease in Net Assets from Capital Share Transactions	(5,737,715)	(4,164,468)
Total Decrease in Net Assets	(6,573,474)	(4,216,694)
Net Assets:
Beginning of Year	14,354,639	18,571,333
End of Year	$7,781,165	$14,354,639
Share Transactions:
Issued	—	300,000
Redeemed	(150,000)	(400,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(100,000)

(1)       Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Statement of Cash Flows

For the year ended November 30, 2019

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in net assets resulting from operations	$(621,620)
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of Long-Term Portfolio Investments	(10,718,919)
Proceeds from Sales of Long-Term Portfolio Investments	10,799,361
Payments to Cover Securities Sold Short	(5,918,730)
Proceeds from Securities Sold Short	3,950,367
Realized Loss on Investments	43,276
Realized Gain on Securities Sold Short	(21,539)
Change in Unrealized Depreciation from Investments	17,816
Change in Unrealized Depreciation from Securities Sold Short	792,526
Decrease in Dividends Receivable	14,413
Decrease in Due to Broker	(6,392)
Decrease in Advisory Fees Payable	(4,385)
Increase in Stock Loan Fees Payable	3,119
Decrease in Dividends Payable on Securities Sold Short	(274)

Net Cash Provided by Operating Activities	(1,670,981)

Cash Flows from Financing Activities
Dividend Distributions Paid	(214,139)
Cash Received from In-Kind Sales	1,873,080

Net Cash Used in Financing Activities	1,658,941

Net Decrease in Cash	(12,040)

Cash and Cash Equivalents — Beginning of Year	34,557

Cash and Cash Equivalents and Deposit at Broker for Short Securities — End of Year	$22,517

Supplemental Disclosure for Non Cash Operating Activities:
Investments Redeemed for In-Kind Redemptions	$7,610,795

Supplemental Disclosure for Non Cash Financing Activities:
Capital Shares Redeemed for In-Kind Redemptions	$5,737,715

Supplemental Disclosure of Cash Flow Information:
Cash Paid for Stock Loan Fee	$46,969

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Year Ended November 30,

For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
2019	$ 41.01	$ 0.79	$ (2.11)	$ (1.32)	$ (0.78)	$ —	$ (0.78)	$ 38.91	$ 38.77	(3.12)%	$ 7,781	1.44%(7)	2.06%	80%
2018	$ 41.27	$ 0.51	$ (0.25)	$ 0.26	$ (0.52)	$ —	$ (0.52)	$ 41.01	$ 40.93	0.61%	$ 14,355	1.52%(6)	1.21%	68%
2017	$ 37.30	$ 0.61	$ 4.01	$ 4.62	$ (0.65)	$ —	$ (0.65)	$ 41.27	$ 41.28	12.50%	$ 18,571	1.61%(5)	1.57%	71%
2016	$ 31.47	$ 0.56	$ 5.84	$ 6.40	$ (0.57)	$ —	$ (0.57)	$ 37.30	$ 37.31	20.67%	$ 11,189	1.62%(4)	1.74%	79%
2015	$ 32.65	$ 0.48	$ (1.18)	$ (0.70)	$ (0.48)	$ —	$ (0.48)	$ 31.47	$ 30.73	(2.17)%	$ 11,016	0.99%(3)	1.47%	112%

*        Per share data calculated using average shares method.

(1)         Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)         Dividend expense and excise tax expense totaled 0.13% and 0.01%, respectively, of average net assets for the year ended November 30, 2015. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(4)         Dividend expense and stock loan fees totaled 0.21% and 0.56%, respectively, of average net assets for the year ended November 30, 2016. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(5)         Dividend expense and stock loan fees totaled 0.27% and 0.48%, respectively, of average net assets for the year ended November 30, 2017. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(6)         Dividend expense and stock loan fees totaled 0.11% and 0.56%, respectively, of average net assets for the year ended November 30, 2018. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(7)         Dividend expense and stock loan fees totaled 0.13% and 0.46%, respectively, of average net assets for the year ended November 30, 2019. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the FLAG-Forensic Accounting Long-Short ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the FLAGLSX-Forensic Accounting Long-Short Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended November 30, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund intends to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. The Fund’s securities sold short and due from to broker are held with one major securities broker-dealer. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in large blocks of shares (each block of shares for the Fund, at least 50,000 shares, is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of November 30, 2019:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
50,000	$1,600	$1,945,500	$1,600

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City Oklahoma 73120, its principle place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, dividend expenses on short securities, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with Vident Financial, LLC (the “Index Provider”). Under the Expense Reimbursement Agreement, the Index Provider assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.

Sub-Advisory Agreement

The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Continued)

3. AGREEMENTS (continued)

The Fund’s Index Provider is affiliated with the Sub-Adviser, but is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Advisor, the Sub Adviser, or the Index Provider.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended November 30, 2019, the Plan was not operational and, thus, the Fund paid no fees under the Plan. The Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

Purchases	Sales
$10,718,919	$10,799,361

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended November 30, 2019, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain
$—	$7,610,795	$351,090

For the year ended November 30, 2018, the Fund had $3,068,934 of net realized gains as a result of in-kind redemptions.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) and paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to redemptions in-kind have been reclassified within the components of net assets for the year ended November 30, 2019:

Distributable (Losses)	Paid-in Capital
$(310,296)	$310,296

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
2019	$214,139	$214,139
2018	$237,420	$237,420

As of November 30, 2019, the components of Distributable Losses on a tax basis were as follows:

Undistributed Ordinary Income	$32,517
Capital Loss Carryforwards	(3,496,173)
Net Unrealized Depreciation	(592,432)
Total Distributable Losses	$(4,056,088)

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2019, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
$3,142,603	$353,570	$3,496,173

For Federal income tax purposes, the cost of securities owned at November 30, 2019, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales and Master Limited Partnerships basis adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at November 30, 2019, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$10,508,927	$1,004,427	$(1,596,859)	$(592,432)

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Continued)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of the Index, which is comprised of U.S. securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

Borrowing Risk: If the Fund borrows money and/or securities, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. The fees and interest which the Fund must pay on borrowings will reduce and may eliminate any net investment profits.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Leverage Risk: The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Mid-Capitalization Risk: The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk: A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting a regulated investment company, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in regulated investment companies that invest in such REITs will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to shareholders.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described in the Prospectus as of March 1, 2019.

FLAG-Forensic Accounting Long-Short ETF

Notes to the Financial Statements

November 30, 2019 (Concluded)

6. RISKS OF INVESTING IN THE FUND (continued)

Short Sales Risk: If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns. In December 2015, the Securities and Exchange Commission (“SEC”) proposed a new rule to regulate the use by registered investment companies, such as the Fund, of derivatives and financial commitment transactions, such as short sales. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of the Financial Statements.

Trading Risk: Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

7. OTHER

At November 30, 2019, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

9. SUBSEQUENT EVENTS

On December 20, 2019, the Fund declared a distribution payable of $0.27175 per share of ordinary income to shareholders of record on December 24, 2019, and payable on December 31, 2019.

On October 30, 2019, the Board of Trustees of Exchange Traded Concepts Trust approved the following changes to the FLAG-Forensic Accounting Long-Short ETF (the “Fund”), which will take effect on or about March 3, 2020:

1.    the Fund’s name will change to the North Shore Dual Share Class ETF;

2.    the Fund’s current underlying index, the FLAGLSX-Forensic Accounting Long-Short Index (the “Long-Short Index”), will be replaced with the North Shore Dual Share Class Index (the “North Shore Index”);

3.    Vident Investment Advisory, LLC will no longer serve as the Fund’s sub-adviser; and

4.    the Fund’s investment objective will change to reflect the North Shore Index in place of the Long-Short Index as follows:

“The North Shore Dual Share Class ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the North Shore Dual Share Class Index.”

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statement were issued. Based on this evaluation, no adjustments were required to the financial statements.

FLAG-Forensic Accounting Long-Short ETF

Report of Independent Registered Public Accounting Firm

November 30, 2019

To the Shareholders of FLAG-Forensic Accounting Long-Short ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of FLAG-Forensic Accounting Long-Short ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Chicago, Illinois

January 29, 2020

FLAG-Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust
(Unaudited)

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 1-855-545-3524.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (Since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (Since 2009); President, Exchange Traded Concepts Trust (Since 2011); President, Exchange Listed Funds Trust (Since 2012).	9	Trustee, ETF Series Solutions (2012 – 2014)
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice (2000 – 2014).	14

Independent Trustee, Exchange Listed Funds Trust (5 portfolios) (Since 2014); Audit Committee Chair, Perth Mint Physical Gold ETF (Since 2018); Independent Trustee, Edward Jones Money Market Fund (Since 2017); Independent Trustee, Source ETF Trust (2014 – 2015).

David M. Mahle (1943)	Trustee	Since 2011	Consultant, Jones Day (2012-2015); Of Counsel, Jones Day (2008-2011); Partner, Jones Day (1988 – 2008).	14	Independent Trustee, Exchange Listed Funds Trust (5 portfolios) (Since 2012); Independent Trustee, Source ETF Trust (2014 – 2015).
Linda Petrone(3) (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (Since 2012).	14	Independent Trustee, Exchange Listed Funds Trust (5 portfolios) (Since 2019)
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (Since 2002).	9	Independent Trustee, Exchange Listed Funds Trust (2019); Independent Trustee, AQR Funds (49 portfolios) (Since 2014); Independent Trustee, Source ETF Trust (2014 – 2015).

(1)        Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)        The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)        Ms. Petrone was appointed as an Independent Trustee of the Trust effective October 17, 2019.

FLAG-Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust
(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker Jr. is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120; the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456; and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 220, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).

Richard Hogan (1961)	Secretary	Since 2011

President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012); Board Member, Peconic Land Trust (2012 – 2016); Managing Member, Yorkville ETF Advisors (2011 – 2016).

James J. Baker Jr. (1951)	Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 – 2016); Vice President, Goldman Sachs (2000 – 2011).
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services (since 2004); Manager, Fund Accounting (1999 – 2004).
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2018	Compliance Director, Cipperman Compliance Services, LLC (since 2018); Chief Operating Officer, Palladiem, LLC (2011 – 2018).

(1)        Each officer serves at the pleasure of the Board of Trustees.

FLAG-Forensic Accounting Long-Short ETF

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2019 to November 30, 2019) (unless otherwise noted below).

The table below illustrates your Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Annualized Expense Ratios	Expenses Paid During Period(1)
Actual Fund Return	$1,000.00	$1,120.80	1.44%	$7.66
Hypothetical 5% Return	$1,000.00	$1,017.85	1.44%	$7.28

(1)        Expenses are equal to the Fund’s annualized expense ratio (including stock loan fees and dividend expense on securities sold short) multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

FLAG-Forensic Accounting Long-Short ETF

Notice to Shareholders (Unaudited)

For shareholders that do not have a November 30, 2019 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2019, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short- Term Capital Gain(5)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.08%	0.00%

(1)       Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)       The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)       “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)       The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)       The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

FLAG-Forensic Accounting Long-Short ETF

Supplemental Information (Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-AR-001-0700

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$58,500	N/A	N/A	$73,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$12,500	N/A	N/A	$16,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2019	2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2019 and 2018 were $12,500 and $16,000, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, David M. Mahle, Mark Zurack and Linda Petrone.

Item 6. Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2020

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: February 7, 2020